Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	1.71%	2.45%
Top of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	1.98%	2.90%